Financial liabilities at amortized cost - borrowings and financing (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Term loan credit facility	$ 98,775	$ 118,194
Syndicated loan	821,501	467,374
Financial letter	216,068
Total borrowings and financings	1,136,344	585,568
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Term loan credit facility	3,832	3,100
Syndicated loan	14,820	103
Financial letter
Total borrowings and financings	18,652	3,203
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Term loan credit facility	94,943	32,632
Syndicated loan		2,494
Financial letter
Total borrowings and financings	94,943	35,126
Later than one year [member]
IfrsStatementLineItems [Line Items]
Term loan credit facility		82,462
Syndicated loan	806,681	464,777
Financial letter	216,068
Total borrowings and financings	$ 1,022,749	$ 547,239